Summary - Invesco Summit Fund, Class A, B, C, P and Y | Invesco Summit Fund
Fund Summary - Invesco Summit Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Summit Fund	Class A, Invesco Summit Fund	Class B, Invesco Summit Fund	Class C, Invesco Summit Fund	Class P, Invesco Summit Fund	Class Y, Invesco Summit Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Summit Fund	Class A, Invesco Summit Fund	Class B, Invesco Summit Fund	Class C, Invesco Summit Fund	Class P, Invesco Summit Fund	Class Y, Invesco Summit Fund
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	none
Other Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.07%	1.82%	1.82%	0.92%	0.82%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Summit Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Summit Fund	Class A	653	872	1,108	1,784
Class B, Invesco Summit Fund	Class B	685	873	1,185	1,940
Class C, Invesco Summit Fund	Class C	285	573	985	2,137
Class P, Invesco Summit Fund	Class P	94	293	509	1,131
Class Y, Invesco Summit Fund	Class Y	84	262	455	1,014

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Summit Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Summit Fund	Class A	653	872	1,108	1,784
Class B, Invesco Summit Fund	Class B	185	573	985	1,940
Class C, Invesco Summit Fund	Class C	185	573	985	2,137
Class P, Invesco Summit Fund	Class P	94	293	509	1,131
Class Y, Invesco Summit Fund	Class Y	84	262	455	1,014

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in equity securities of issuers of all market capitalizations.

The Fund may invest up to 25% of its total assets in foreign securities.

The portfolio manager focuses on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations. The portfolio manager actively manages the Fund using a two-step security selection process that combines quantitative and fundamental analyses. The quantitative analysis ranks securities based primarily on a set growth, quality and valuation factors.

The fundamental analysis identifies and analyzes both industries and issuers with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.

The portfolio manager looks for key issuer-specific attributes including: market leadership position with the potential for additional growth; value added products or services with pricing power; sustainable growth in revenue, earnings and cash flow; potential to improve profitability and return on capital; and a strong balance sheet, appropriate financial leverage and a prudent use of capital.

The portfolio is constructed to minimize unnecessary risk by broadly diversifying the portfolio.

The portfolio manager considers selling a security if fundamental business prospects deteriorate, quantitative rank delaines, the investment thesis deteriorates, or for a more attractive investment opportunity.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Best Quarter (ended June 30, 2003): 16.15% Worst Quarter (ended December 31, 2008): -21.12%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Invesco Summit Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class P, Invesco Summit Fund	Class P shares: Inception (11/1/1982)		Return Before Taxes		(4.50%)	(0.62%)	2.06%		Nov. 01, 1982
Return Before Taxes Class A, Invesco Summit Fund	Class A shares: Inception (10/31/2005)				(10.01%)	(1.89%)		0.58%	Oct. 31, 2005
Return Before Taxes Class B, Invesco Summit Fund	Class B shares: Inception (10/31/2005)				(10.11%)	(1.85%)		0.78%	Oct. 31, 2005
Return Before Taxes Class C, Invesco Summit Fund	Class C shares: Inception (10/31/2005)				(6.34%)	(1.52%)		0.75%	Oct. 31, 2005
Return Before Taxes Class Y, Invesco Summit Fund	Class Y shares: Inception (10/3/2008)	[1]			(4.42%)	(0.61%)		1.65%	Oct. 03, 2008
Return After Taxes on Distributions Class P, Invesco Summit Fund	Class P shares: Inception (11/1/1982)		Return After Taxes on Distributions		(4.56%)	(0.93%)	1.89%		Nov. 01, 1982
Return After Taxes on Distributions and Sale of Fund Shares Class P, Invesco Summit Fund	Class P shares: Inception (11/1/1982)		Return After Taxes on Distributions and Sale of Fund Shares		(2.93%)	(0.57%)	1.75%		Nov. 01, 1982
Summary - Invesco Summit Fund, Class A, B, C, P and Y S&P 500 Index			S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Summary - Invesco Summit Fund, Class A, B, C, P and Y Russell 1000 Growth Index			Russell 1000® Growth Index	(reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%
Summary - Invesco Summit Fund, Class A, B, C, P and Y Lipper Multi-Cap Growth Funds Index			Lipper Multi-Cap Growth Funds Index		(4.02%)	0.87%	2.78%
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class P shares only and after-tax returns for other classes will vary.